Loss Per Share (Details) - Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods [Abstract]
Loss for the year attributable to shareholders	$ (14,758)	$ (12,536)	$ (15,013)
Weighted average number of ordinary shares	11,355,848	7,352,460	4,305,555
Basic and diluted loss per share	$ (1.3)	$ (1.7)	$ (3.49)

[1]	After giving effect to the reverse stock split (see also Note 14B)